SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR WARRANTS (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Risk free interest rate		4.58%
Expected volatility		115.10%
Expected life	0 years	10 years
Expected dividend yield		0.00%
Warrants [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate	4.38%	3.84%	4.07%
Expected volatility	124.06%	113.78%	116.00%
Expected life	4 years 1 month 28 days	4 years 9 months 18 days	2 months 15 days
Expected dividend yield	0.00%	0.00%	0.00%